FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Amortization of Lease Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Amortization of lease incentives	$ 7,668	$ 8,898	$ 20,527
Amortization of Lease Incentives [Abstract]
2018	9,137
2019	8,449
2020	5,849
2021	3,594
2022	2,218
Thereafter	1,044
Future amortization of lease incentives	$ 30,291